Provision for expected credit losses - Sensitivity analysis (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2	1.00%	1.00%
Provision for ECL
Provisions for expected credit losses
Amount of increase in provision for ECL	$ 93	$ 78
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	5,084	4,930
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	3,559	3,409
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	7,195	6,849
Parent Entity | Provision for ECL
Provisions for expected credit losses
Amount of increase in provision for ECL	81	70
Parent Entity | Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,402	4,267
Parent Entity | Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	3,089	2,927
Parent Entity | Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 6,221	$ 5,957